Shareholder Report, Line Graph (Details) 194408_Horizon Kinetics SPAC Active ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 27, 2023	Dec. 31, 2025
Horizon Kinetics SPAC Active ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Horizon Kinetics SPAC Active ETF NAV
Accumulated Value	$ 10,918	$ 10,471	$ 10,000	$ 11,884
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	14,879	11,901	10,000	$ 17,539
ICE BofA 6-Month US Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 6-Month US Treasury Bill Total Return Index
Accumulated Value	$ 11,043	$ 10,482	$ 10,000	$ 11,515